Contingencies and Commitments (Details) - Schedule of Estimated Dates of the Respective Legal Contingencies - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Contingencies and Commitments (Details) - Schedule of Estimated Dates of the Respective Legal Contingencies [Line Items]
Legal contingencies	$ 1,173	$ 1,790
2024 [Member]
Contingencies and Commitments (Details) - Schedule of Estimated Dates of the Respective Legal Contingencies [Line Items]
Legal contingencies	882
2025 [Member]
Contingencies and Commitments (Details) - Schedule of Estimated Dates of the Respective Legal Contingencies [Line Items]
Legal contingencies	291
2026 [Member]
Contingencies and Commitments (Details) - Schedule of Estimated Dates of the Respective Legal Contingencies [Line Items]
Legal contingencies
2027 [Member]
Contingencies and Commitments (Details) - Schedule of Estimated Dates of the Respective Legal Contingencies [Line Items]
Legal contingencies